Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated June 7, 2021 (the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”) and Prospectus (the “Prospectus”), each dated December 1, 2020 and Statement of Additional Information (the “SAI”), dated December 1, 2020 (as revised January 14, 2021), for the iShares MSCI All Country Asia ex Japan ETF (AAXJ) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The Board of Trustees of the Fund has approved the transfer of assets that are invested in India from the Fund’s wholly-owned subsidiary (the “Subsidiary”) located in the Republic of Mauritius to the Fund through on-exchange
transactions in India (the “Transfer”). While the Fund has historically carried out its investment strategies by investing substantially all of its assets invested in India through the Subsidiary, it will be eliminating its use of the Subsidiary and will invest in Indian securities directly. The Fund will incur transaction costs from the Transfer.
The Fund is expected to effect the Transfer prior to the completion of the third quarter of 2021. After the Transfer is completed, the Fund will make new investments in India directly.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI All Country Asia ex Japan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated June 7, 2021 (the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”) and Prospectus (the “Prospectus”), each dated December 1, 2020 and Statement of Additional Information (the “SAI”), dated December 1, 2020 (as revised January 14, 2021), for the iShares MSCI All Country Asia ex Japan ETF (AAXJ) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The Board of Trustees of the Fund has approved the transfer of assets that are invested in India from the Fund’s wholly-owned subsidiary (the “Subsidiary”) located in the Republic of Mauritius to the Fund through on-exchange
transactions in India (the “Transfer”). While the Fund has historically carried out its investment strategies by investing substantially all of its assets invested in India through the Subsidiary, it will be eliminating its use of the Subsidiary and will invest in Indian securities directly. The Fund will incur transaction costs from the Transfer.
The Fund is expected to effect the Transfer prior to the completion of the third quarter of 2021. After the Transfer is completed, the Fund will make new investments in India directly.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.